UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number __811-21955

Stewart Capital Mutual Funds

(Exact name of registrant as specified in charter)

800 Philadelphia Street, Indiana, PA 15701

(Address of principal executive offices)             (Zip code)

Stewart Capital Mutual Funds, 800 Philadelphia Street, Indiana, PA 15701

(Name and address of agent for service)

Registrant's telephone number, including area code:   (724) 465-1443

Date of fiscal year end:   December 31

Date of reporting period:   July 1, 2010 - June 30, 2011

Item 1. Proxy Voting Record

VOTE ACTIVITY REPORT

Meeting Date: 07/01/2010 to 06/30/2011

Meeting Date	Issuer Agenda Items	CUSIP (Ticker)	Meet Type Prop Type	Vote Cast	For/Agnst MRV	Record Date	Shares Voted
07-23-2010	FLEXTRONICS INTERNATIONAL LTD.	Y2573F102(FLEX)	Special Meeting			05-24-2010	113663.0000
						Vote Date :	07-07-2010
	A1a	Election of Director: H. Raymond Bingham.	Mgmt	For	For
	A1b	Election of Director: Dr. Willy C. Shih.	Mgmt	For	For
	A2	To approve the re-appointment of Deloitte & Touche LLP as Flextronics’s independent auditors for the 2011 fiscal year and to authorize the Board of Directors to fix its remuneration.	Mgmt	For	For
	A3	To approve the general authorization for the directors of Flextronics to allot and issue ordinary shares.	Mgmt	For	For
	A4	To approve the adoption of the Flextronics International Ltd. 2010 Equity Incentive Plan.	Mgmt	For	For
	E1	To approve the renewal of the Share Purchase Mandate relating to acquisitions by Flextronics of its own issued ordinary shares.	Mgmt	For	For

08-18-2010	SMUCKER (J.M.) COMPANY (THE)	832696405(SJM)	Annual Meeting			06-23-2010	14385.0000
						Vote Date :	08-06-2010
	1a	Election of Director to the class whose term of office will expire in 2013: Kathryn W. Dindo.	Mgmt	For	For
	1b	Election of Director to the class whose term of office will expire in 2013: Richard K. Smucker.	Mgmt	For	For
	1c	Election of Director to the class whose term of office will expire in 2013: William H. Steinbrink.	Mgmt	For	For
	1d	Election of Director to the class whose term of office will expire in 2013: Paul Smucker Wagstaff.	Mgmt	For	For
	2	Ratification of appointment of Ernst & Young LLP as the Company’s Independent Registered Public Accounting Firm for the 2011 fiscal year.	Mgmt	For	For
	3	Approval of The J. M. Smucker Company 2010 Equity and Incentive Compensation Plan.	Mgmt	For	For

09-28-2010	TRIUMPH GROUP, INC.	896818101(TGI)	Annual Meeting			08-09-2010	12884.0000
						Vote Date :	09-07-2010
	1	Election of Directors	Mgmt	For	For
	2	Ratification of appointment of Ernst & Young LLP as Triumph's independent registered public accounting firm.	Mgmt	For	For

10-27-2010	PERRIGO COMPANY	714290103(PRGO)	Annual Meeting			09-03-2010	9024.0000
						Vote Date :	09-30-2010
	1	Election of Directors	Mgmt	Split	Against
	2	Ratification of appointment of Ernst & Young LLP as our independent registered public accounting firm for fiscal year 2011.	Mgmt	For	For

11-03-2010	MEREDITH CORPORATION	589433101(MDP)	Annual Meeting			09-20-2010	22952.0000
						Vote Date :	10-06-2010
	1	Election of Directors	Mgmt	Split	Against
	2	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the year ending June 30, 2011.	Mgmt	For	For

11-11-2010	WESTERN DIGITAL CORPORATION	958102105(WDC)	Annual Meeting			09-16-2010	31986.0000
						Vote Date :	10-19-2010
	1a	Election of Director: Peter D. Behrendt.	Mgmt	For	For
	1b	Election of Director: Kathleen A. Cote.	Mgmt	For	For
	1c	Election of Director: John F. Coyne.	Mgmt	For	For
	1d	Election of Director: Henry T. DeNero.	Mgmt	For	For
	1e	Election of Director: William L. Kimsey.	Mgmt	For	For
	1f	Election of Director: Michael D. Lambert.	Mgmt	For	For
	1g	Election of Director: Len J. Lauer.	Mgmt	For	For
	1h	Election of Director: Matthew E. Massengill.	Mgmt	For	For
	1i	Election of Director: Roger H. Moore.	Mgmt	For	For
	1j	Election of Director: Thomas E. Pardun.	Mgmt	For	For
	1k	Election of Director: Arif Shakeel.	Mgmt	For	For
	2	To ratify the appointment of KPMG LLP as the independent registered public accounting firm for Western Digital Corporation for the fiscal year ending July 1, 2011.	Mgmt	For	For

11-19-2010	MICROS SYSTEMS, INC.	594901100(MCRS)	Annual Meeting			09-27-2010	20574.0000
						Vote Date :	11-01-2010
	1	Election of Directors	Mgmt	Split	Against
	2	Proposal to ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Company for the 2011 fiscal year (Proposal 2).	Mgmt	For	For
	3	Proposal to amend the Company's 1991 Stock Option Plan to authorize the issuance of an additional 1,200,000 shares of Common Stock (Proposal 3).	Mgmt	For	For

11-29-2010	NET 1 UEPS TECHNOLOGIES, INC.	64107N206(UEPS)	Annual Meeting			10-15-2010	24263.0000
						Vote Date :	11-04-2010
	1	Election of Directors	Mgmt	Split	Against
	2	Proposal to ratify the selection of Deloitte & Touche (South Africa) as the independent registered public accounting firm for the Company for the fiscal year ending June 30, 2011.	Mgmt	For	For

01-12-2011	SYNIVERSE HOLDINGS, INC.	87163F106(SVR)	Special Meeting			12-10-2010	27253.0000
						Vote Date :	01-03-2011
1
To adopt the Agreement and Plan of Merger, dated as of October 28, 2010, as it may be amended from time to time, by and among Syniverse Holdings, Inc., Buccaneer Holdings, Inc. and Buccaneer Merger Sub, Inc.
			Mgmt	For	For
	2	To adjourn the special meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the special meeting to adopt the Agreement and Plan of Merger.	Mgmt	For	For

02-10-2011	VARIAN MEDICAL SYSTEMS, INC.	92220P105(VAR)	Annual Meeting			12-15-2010	9376.0000
						Vote Date :	01-21-2011
	1	Election of Directors	Mgmt	For	For
	2	To approve the compensation of the Varian Medical Systems, Inc. named executive officers as described in the Proxy Statement.	Mgmt	For	For
	3	To hold an advisory vote of stockholders on the compensation of the Varian Medical Systems, Inc. named executive officers at a frequency of: one, two or three years.	Mgmt	1 Yr	Against
	4	To ratify the appointment of PricewaterhouseCoopers LLP as Varian Medical Systems, Inc.'s independent registered public accounting firm for fiscal year 2011.	Mgmt	For	For

02-17-2011	MATTHEWS INTERNATIONAL CORPORATION	577128101(MATW)	Annual Meeting			12-31-2010	22326.0000
						Vote Date :	02-01-2011
	1	Election of Directors	Mgmt	For	For
	2	To approve the adoption of the 2010 Incentive Compensation Plan.	Mgmt	For	For
	3	To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the records of the Company for the fiscal year ending September 30, 2011.	Mgmt	For	For
	4	To provide an advisory (non-binding) vote on the frequency of the advisory vote on executive compensation of the Company’s named executive officers.	Mgmt	For	For
	5	To provide an advisory (non-binding) vote on the frequency of the advisory vote on executive compensation.	Mgmt	1 Yr	For

04-20-2011	BARD (C.R.), INC.	067383109(BCR)	Annual Meeting			02-28-2011	7000.0000
						Vote Date :	04-12-2011
	1	Election of Directors	Mgmt	For	For
	2	To ratify the appointment of KPMG LLP as independent registered public accounting firm for the year 2011.	Mgmt	For	For
	3	Say-on-Pay - An advisory vote on the approval of compensation of our named executive officers.	Mgmt	For	For
	4	Say-When-on-Pay - An advisory vote on the approval of the frequency of shareholder votes on compensation of our named executive officers.	Mgmt	1 Yr	For
	5	To consider a shareholder proposal relating to sustainability reporting.	Shldr	For	Against
	6	To consider a shareholder proposal for the annual election of directors.	Shldr	For	Against

04-20-2011	NORTHWEST BANCSHARES, INC./PA	667340103(NWBI)	Annual Meeting			02-28-2011	30920.0000
						Vote Date :	04-04-2011
	1	Election of Directors	Mgmt	For	For
	2	Ratification of the appointment of KPMG LLP as the independent registered public accounting firm for the year ending December 31, 2011.	Mgmt	For	For
	3	An advisory, non-binding resolution to approve the executive compensation described in the proxy statement.	Mgmt	For	For
	4	An advisory, non-binding proposal with respect to the frequency that stockholders will vote on our executive compensation.	Mgmt	1 Yr	For
	5	The approval of the Northwest Bancshares, Inc. 2011 Equity Incentive Plan.	Mgmt	For	For

04-26-2011	FMC CORPORATION	302491303(FMC)	Annual Meeting			03-01-2011	12076.0000
						Vote Date :	04-20-2011
	1a	Election of Director to serve in Class I for a three-year term expiring in 2014 as set forth in the proxy statement: Edward J. Mooney.	Mgmt	For	For
	1b	Election of Director to serve in Class I for a three-year term expiring in 2014 as set forth in the proxy statement: Enrique J. Sosa.	Mgmt	For	For
	1c	Election of Director to serve in Class I for a three-year term expiring in 2014 as set forth in the proxy statement: Vincent R. Volpe, Jr.	Mgmt	For	For
	2	Ratification of the appointment of independent registered public accounting firm.	Mgmt	For	For
	3	Approval, by non-binding vote, of executive compensation.	Mgmt	For	For
	4	Recommendation, by non-binding vote, of the frequency of executive compensation votes.	Mgmt	1 Yr	For

04-26-2011	KIRBY CORPORATION	497266106(KEX)	Annual Meeting			03-01-2011	25010.0000
						Vote Date :	04-20-2011
	1.1	Election of Director: David L. Lemmon.	Mgmt	For	For
	1.2	Election of Director: George A. Peterkin, Jr.	Mgmt	For	For
	1.3	Election of Director: Richard R. Stewart.	Mgmt	For	For
	2	Ratification of the selection of KPMG LLP as Kirby's independent registered public accounting firm for 2011.	Mgmt	For	For
	3	Advisory vote on the approval of the compensation of Kirby's named executive officers.	Mgmt	For	For
	4	Advisory vote on the frequency of advisory votes on executive compensation.	Mgmt	1 Yr	For

04-28-2011	SOUTHERN COPPER CORPORATION	84265V105(PCU)	Annual Meeting			03-04-2011	28808.0000
						Vote Date :	04-22-2011
	1	Election of Directors	Mgmt	Split	Against
	2	Ratify the Audit Committee’s selection of Galaz, Yamazaki, Ruiz Urquiza, S.C., member firm of Deloitte Touche Tohmatsu Limited as independent accountants for 2011.	Mgmt	For	For
	3	Approve, by non-binding vote, executive compensation.	Mgmt	For	For
	4	Recommend, by non-binding vote, the frequency of the advisory vote on executive compensation.	Mgmt	1 Yr	For

04-28-2011	WEIS MARKETS, INC.	948849104(WMK)	Annual Meeting			03-01-2011	22648.0000
						Vote Date :	04-15-2011
	1	Election of Directors	Mgmt	Split	Against
	2	Proposal to approve the appointment of Grant Thornton LLP as the independent registered public accounting firm of the corporation.	Mgmt	Against	Against
	3	Proposal to provide an advisory (non-binding) vote on executive compensation of the Company’s named executive officers.	Mgmt	Against	Against
	4	Proposal to provide an advisory (non-binding) vote on the frequency of the advisory vote on executive compensation.	Mgmt	1 Yr	Against
	5	Shareholder Proposal requesting adoption of a policy providing that, whenever possible, only independent directors shall serve on the Compensation Committee.	Shldr	For	Against

05-06-2011	MCDERMOTT INTERNATIONAL, INC.	580037109(MDR)	Annual Meeting			03-07-2011	33801.0000
						Vote Date :	05-03-2011
	1	Election of Directors	Mgmt	For	For
	2	Advisory vote on executive compensation.	Mgmt	For	For
	3	Advisory vote to determine the frequency with which to hold advisory votes on executive compensation.	Mgmt	1 Yr	For
	4	Approval of our Executive Incentive Compensation Plan for tax deductibility reasons.	Mgmt	For	For
	5	Ratification of appointment of McDermott's independent registered public accounting firm for the year ending December 31, 2011.	Mgmt	For	For

05-06-2011	THOMPSON CREEK METALS COMPANY INC.	884768102(TC)	Annual Meeting			03-21-2011	56300.0000
						Vote Date :	04-18-2011
	1	Election of Directors	Mgmt	For	For
	2	Appoint KPMG LLP as the Company's independent auditors from their engagement through the next annual meeting of shareholders and authorize the Company's directors to fix their remuneration.	Mgmt	For	For
	3	Advisory vote on the compensation of the Company's named executive officers.	Mgmt	Against	Against
	4	Advisory vote on the frequency of future advisory votes on the Company's named executive officer compensation.	Mgmt	1 Yr	For

05-10-2011	CUMMINS INC.	231021106(CMI)	Annual Meeting			03-14-2011	7987.0000
						Vote Date :	05-04-2011
	1	Election of Director: Theodore M. Solso.	Mgmt	For	For
	2	Election of Director: N. Thomas Linebarger.	Mgmt	For	For
	3	Election of Director: William I. Miller.	Mgmt	For	For
	4	Election of Director: Alexis M. Herman.	Mgmt	For	For
	5	Election of Director: Georgia R. Nelson.	Mgmt	For	For
	6	Election of Director: Carl Ware.	Mgmt	For	For
	7	Election of Director: Robert K. Herdman.	Mgmt	For	For
	8	Election of Director: Robert J. Bernhard.	Mgmt	For	For
	9	Election of Director: Dr. Franklin R. Chang-Diaz.	Mgmt	For	For
	10	Election of Director: Stephen B. Dobbs.	Mgmt	For	For
	11	Advisory vote to approve the compensation of the named executive officers as disclosed in the proxy statement.	Mgmt	For	For
	12	Advisory vote on the frequency of the advisory vote to approve the compensation of the named executive officers.	Mgmt	1 Yr	For
	13	Proposal to ratify the appointment of PricewaterhouseCoopers LLP as auditors for the year 2011.	Mgmt	For	For

05-11-2011	CF INDUSTRIES HOLDINGS, INC.	125269100(CF)	Annual Meeting			03-21-2011	10725.0000
						Vote Date :	05-08-2011
	1	Election of Directors	Mgmt	For	For
	2	Advisory vote on executive compensation.	Mgmt	For	For
	3	Advisory vote on the frequency of the advisory vote on executive compensation.	Mgmt	1 Yr	Against
	4	Ratification of the selection of KPMG LLP as CF Industries Holdings, Inc.'s independent registered public accounting firm for 2011.	Mgmt	For	For
	5	Stockholder proposal regarding declassification of the board of directors, if properly presented at the meeting.	Shldr	For	Against

05-12-2011	BABCOCK & WILCOX CO.	05615F102(BWC)	Annual Meeting			03-14-2011	13038.0000
						Vote Date :	04-25-2011
	1	Election of Directors	Mgmt	For	For
	2	Advisory vote on executive compensation.	Mgmt	For	For
	3	Advisory vote on the frequency of the vote on executive compensation.	Mgmt	1 Yr	For
	4	Approval of the Amended and Restated 2010 Long-Term Compensation Plan.	Mgmt	For	For
	5	Approval of the Amended and Restated Executive Incentive Compensation Plan.	Mgmt	For	For
	6	Ratification of Appointment of Independent Registered Public Accounting Firm for the year ending December 31, 2011.	Mgmt	For	For

05-13-2011	ENERPLUS CORPORATION	292766102(ERF)	Annual Meeting			03-25-2011	21499.0000
						Vote Date :	05-08-2011
	1	Election of Directors	Mgmt	For	For
	2	To appoint Deloitte & Touche LLP, Chartered Accountants, as auditors of the Corporation.	Mgmt	For	For

05-17-2011	CARBO CERAMICS INC.	140781105(CRR)	Annual Meeting			03-21-2011	6869.0000
						Vote Date :	04-28-2011
	1	Election of Directors	Mgmt	For	For
	2	Proposal to ratify the appointment of Ernst & Young LLP, certified public accountants, as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2011.	Mgmt	For	For
	3	Proposal to approve, by advisory vote, the compensation of the named executive officers.	Mgmt	For	For
	4	Proposal to recommend, by advisory vote, the frequency of future advisory votes on executive compensation.	Mgmt	1 Yr	For

05-25-2011	ONEOK, INC.	682680103(OKE)	Annual Meeting			03-28-2011	20000.0000
						Vote Date :	05-20-2011
	1.1	Election of Director: James C. Day.	Mgmt	For	For
	1.2	Election of Director: Julie H. Edwards.	Mgmt	For	For
	1.3	Election of Director: William L. Ford.	Mgmt	For	For
	1.4	Election of Director: John W. Gibson.	Mgmt	For	For
	1.5	Election of Director: Bert H. Mackie.	Mgmt	For	For
	1.6	Election of Director: Jim W. Mogg.	Mgmt	For	For
	1.7	Election of Director: Pattye L. Moore.	Mgmt	For	For
	1.8	Election of Director: Gary D. Parker.	Mgmt	For	For
	1.9	Election of Director: Eduardo A. Rodriguez.	Mgmt	For	For
	1.10	Election of Director: Gerald B. Smith.	Mgmt	For	For
	1.11	Election of Director: David J. Tippeconnic.	Mgmt	For	For
	2	Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of ONEOK, Inc. for the year ending December 31, 2011.	Mgmt	For	For
	3	Advisory vote on executive compensation.	Mgmt	For	For
	4	Advisory vote on the frequency of holding the advisory vote on executive compensation.	Mgmt	1 Yr	For

05-25-2011	SKECHERS U.S.A., INC.	830566105(SKX)	Annual Meeting			03-31-2011	30518.0000
						Vote Date :	05-20-2011
	1	Election of Directors	Mgmt	For	For
	2	Advisory Vote on Compensation of Named Executive Officers.	Mgmt	For	For
	3	Advisory Vote on Frequency of Vote on Compensation of Named Executive Officers.	Mgmt	1 Yr	Against
	4	Re-Approval of the 2006 Annual Incentive Compensation Plan.	Mgmt	For	For

06-01-2011	CATALYST HEALTH SOLUTIONS, INC.	14888B103(CHSI)	Annual Meeting			04-04-2011	14358.0000
						Vote Date :	05-12-2011
	1	Election of Directors	Mgmt	For	For
	2	The ratification of the appointment of PricewaterhouseCoopers LLP as independent registered public accountants of Catalyst Health Solutions, Inc. for the fiscal year ending December 31, 2011.	Mgmt	For	For
	3	The approval, on an advisory basis, of the Company's named executive officers compensation as disclosed pursuant to Item 402 of Regulation S-K or any successor thereto (the "Say on Pay" Vote).	Mgmt	For	For
	4	The approval, on an advisory basis, of the Company's recommendation regarding the frequency of the "Say on Pay" Vote on a triennial basis.	Mgmt	1 Yr	For

06-01-2011	EMCOR GROUP, INC.	29084Q100(EME)	Annual Meeting			04-06-2011	38210.0000
						Vote Date :	05-13-2011
	1	Election of Directors	Mgmt	For	For
	2	Approval by non-binding advisory vote of executive compensation.	Mgmt	For	For
	3	Non-binding advisory vote on the frequency of stockholder vote on executive compensation.	Mgmt	1 Yr	For
	4	Ratification of the appointment of Ernst & Young LLP as independent auditors for 2011.	Mgmt	For	For

06-14-2011	NICOR INC.	654086107(GAS)	Annual Meeting			04-18-2011	11976.0000
						Vote Date :	05-26-2011
	1	Election of Directors	Mgmt	For	For
	2	Non-binding advisory vote to approve the compensation of Nicor’s named executive officers as disclosed in the accompanying proxy statement.	Mgmt	For	For
	3	Non-binding advisory vote on the frequency of a stockholder vote on the compensation of Nicor’s named executive officers.	Mgmt	1 Yr	For
	4	Ratification of appointment of Deloitte & Touche LLP as Nicor’s independent registered public accounting firm for 2011.	Mgmt	For	For
	1	Approval of the Agreement and Plan of Merger, dated as of December 6, 2010, by and among AGL Resources Inc., Apollo Acquisition Corp., Ottawa Acquisition LLC and Nicor Inc.	Mgmt	For	For
	2	Approval of the adjournment of the special meeting, if necessary and appropriate.	Mgmt	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Stewart Capital Mutual Funds

By (Signature and Title)	/s/ Malcolm E. Polley
Malcolm E. Polley, Principal Executive Officer

Date    8/2/11